SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable rollforward (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable, current	$ 3,282,830	$ 1,560,379
Total accounts receivable	3,282,830	1,560,379
Less: allowance for credit losses	(1,148,642)
Total accounts receivable, net	$ 2,134,188	$ 1,560,379